SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - CNY [Member]	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate translation	7.0074	7.1798
Foreign currency exchange rate translation	7.1178	7.0329	6.5529